Income Tax - Summary of Deferred Income Tax Liabilities (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Vacation reserve, accrued bonuses and share-based compensation	₸ 994	₸ 1,242	₸ 873
Property, equipment and intangible assets	(5,369)	(4,012)	(4,078)
Other	48	527
Net deferred tax liability	₸ (4,327)	₸ (2,243)	₸ (3,205)	₸ (2,467)